Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of disaggregated revenue

	Year Ended December 31, 2023
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	83,087	—	83,087
—Distribution	—	309,383	309,383
Services —Commercialization of Marketed Products	48,608	—	48,608
—Research and Development	481	—	481
License & Collaborations—Services	80,397	—	80,397
—Royalties	32,470	—	32,470
—Licensing	278,855	—	278,855
—Manufacturing supply	4,718	—	4,718
	528,616	309,383	837,999

Third parties	528,135	301,119	829,254
Related parties (Note 24(i))	481	8,264	8,745
	528,616	309,383	837,999

	Year Ended December 31, 2022
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	57,057	—	57,057
—Distribution	—	262,565	262,565
Services —Commercialization of Marketed Products	41,275	—	41,275
—Research and Development	507	—	507
License & Collaborations—Services	23,741	—	23,741
—Royalties	26,310	—	26,310
—Licensing	14,954	—	14,954
	163,844	262,565	426,409

Third parties	163,337	257,272	420,609
Related parties (Note 24(i))	507	5,293	5,800
	163,844	262,565	426,409

	Year Ended December 31, 2021
	Oncology/	Other
	Immunology	Ventures	Total

	(in US$’000)
Invoiced Goods—Marketed Products	33,937	—	33,937
—Distribution	—	236,518	236,518
Services —Commercialization of Marketed Products	27,428	—	27,428
—Research and Development	525	—	525
License & Collaborations—Services	18,995	—	18,995
—Royalties	15,064	—	15,064
—Licensing	23,661	—	23,661
	119,610	236,518	356,128

Third parties	119,085	232,262	351,347
Related parties (Note 24(i))	525	4,256	4,781
	119,610	236,518	356,128

Schedule of liability balances from contracts with customers

	December 31,
	2023	2022

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	57,566	11,817
Current—Other Ventures segment (note (b))	73	1,530
	57,639	13,347
Non-current—Oncology/Immunology segment (note (a))	69,480	190
Total deferred revenue (note (c) and (d))	127,119	13,537

Notes:

(a)	Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.
(b)	Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.
(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	December 31,
	2023	2022

	(in US$’000)
Not later than 1 year	57,639	13,347
Between 1 to 2 years	32,797	150
Between 2 to 3 years	30,918	40
Between 3 to 4 years	844	—
Later than 4 years	4,921	—
	127,119	13,537

(d)	As at January 1, 2023, deferred revenue was US$13.5 million, of which US$12.7 million was recognized during the year ended December 31, 2023.

License and collaboration agreement with Takeda Pharmaceutical
Schedule of summarized upfront and cumulative milestone payments

Upfront and milestone payments according to the Takeda Agreement received up to December 31, 2023 are summarized as follows:

(in US$’000)
Upfront payment	400,000
Regulatory approval milestone payment achieved	35,000

Schedule of group recognized revenue under the agreement

Revenue recognized under the Takeda Agreement is as follows:

Year Ended
December 31, 2023
(in US$’000)
Manufacturing supply—Invoiced Marketed Products sales	5,053
—Allocated from upfront payment	4,718
Services—Research and Development	33,892
—Allocated from upfront and milestone payments	28,494
Royalties—Marketed Products	2,092
Licensing—Allocated from upfront and milestone payments	278,855
353,104

License and collaboration agreement with Eli Lilly
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the Lilly Agreement received up to December 31, 2023 are summarized as follows:

(in US$’000)
Upfront payment	6,500
Development milestone payments achieved	40,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Goods—Invoiced Marketed Products sales	16,966	14,407	15,792
Services—Commercialization of Marketed Products	48,608	41,275	27,428
—Research and Development	2,828	8,031	4,491
—Allocated from upfront and milestone payments	12	23	—
Royalties—Marketed Products	16,560	13,954	10,292
	84,974	77,690	58,003

License and collaboration agreement with AstraZeneca
Schedule of summarized upfront and cumulative milestone payments

Upfront and cumulative milestone payments according to the AZ Agreement received up to December 31, 2023 are summarized as follows:

(in US$’000)
Upfront payment	20,000
Development milestone payments achieved	40,000
First-sale milestone payment achieved	25,000

Schedule of group recognized revenue under the agreement

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Goods—Invoiced Marketed Products sales	15,013	9,904	6,509
Services—Research and Development	14,993	14,106	12,743
—Allocated from upfront and milestone payments	77	361	1,370
Royalties—Marketed Products	13,818	12,356	4,772
Licensing—Allocated from upfront and milestone payments	—	14,954	23,661
	43,901	51,681	49,055